PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 864	€ 1,143
Plan assets	(461)	(544)
Net defined benefit liability	403	599	$ 599	€ 664
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	117	158
Plan assets	(6)	(5)
Net defined benefit liability	111	153
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	100	134
Plan assets	(1)	(2)
Net defined benefit liability	99	132
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	249	306
Plan assets	(236)	(268)
Net defined benefit liability	13	38
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	398	545
Plan assets	(218)	(269)
Net defined benefit liability	€ 180	€ 276